Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Income Tax Disclosure [Abstract]
Unrecognized income tax benefits, Beginning balance	$ 11	$ 8	$ 29
Increase for income tax positions of prior years	0	3	5
Increase for income tax positions of current year	34	0	0
Settlement of tax positions	(8)	0	(23)
Other	0	0	3
Unrecognized income tax benefits, Ending balance	$ 37	$ 11	$ 8